PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 6       -     PROPERTY AND EQUIPMENT, NET

	December 31,
	2012	2013

Cost:
Leasehold improvements	$3,817	$4,027
Machinery and equipment	6,701	7,720
Rentals systems	2,425	3,771
Computer, software and peripheral equipment	11,593	12,300
Office furniture and equipment	2,184	2,056
Motor vehicles	52	148
	26,772	30,022

Accumulated depreciation	19,178	21,928
Property and equipment, net	$7,594	$8,094

Depreciation expenses were $2,071, $2,558 and $3,030 in the years ended December 31, 2011, 2012 and 2013, respectively.

In 2012, the Company derecognized fully depreciated property, plant and equipment that will not be used, in a total amount of $12,335.